(15) TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade Payables Tables Abstract
Schedule of trade payables
	Dec 31, 2018	Dec 31, 2017
Current
System service charges	62,674	413
Energy purchased	1,607,116	2,248,748
Electricity network usage charges	205,656	252,170
Materials and services	368,344	650,538
Energy from the Free Market	154,296	145,002
Total	2,398,085	3,296,870

Noncurrent
Energy purchased	333,036	128,438
Total	333,036	128,438